Trade Receivable and Other Current Receivables (Details) - Schedule of Trade Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Trade Receivable Abstract
Accounts receivable	$ 361,097
Total Trade receivable	$ 361,097